OTHER LONG TERM LIABILITIES (Details) $ in Thousands	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 vessel
Other Liabilities Disclosure [Abstract]
Unamortized sellers' credit	$ 11,960	$ 15,042
Other items	3	2,542
Other long-term liabilities	$ 11,963	17,584
Number of offshore supply vessels acquired | vessel	6
Seller's credit received	$ 37,000
Related Party Transaction [Line Items]
Guarantees, Fair Value Disclosure		$ 2,500
Deep Sea Supply BTG [Member]
Related Party Transaction [Line Items]
Number of offshore supply vessels | vessel			5